NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - USD ($)																																									1 Months Ended	12 Months Ended
	Dec. 29, 2017	Dec. 22, 2017	Nov. 24, 2017	Nov. 08, 2017	Nov. 06, 2017	Nov. 03, 2017	Oct. 11, 2017	Sep. 18, 2017	Aug. 18, 2017	Jul. 13, 2017	Jun. 30, 2017	Jun. 20, 2017	May 17, 2017	Apr. 29, 2017	Apr. 06, 2017	Mar. 31, 2017	Mar. 15, 2017	Mar. 10, 2017	Feb. 10, 2017	Feb. 09, 2017	Feb. 08, 2017	Dec. 29, 2016	Dec. 22, 2016	Dec. 16, 2016	Nov. 23, 2016	Oct. 28, 2016	Sep. 19, 2016	Sep. 07, 2016	Aug. 30, 2016	Aug. 24, 2016	Jun. 01, 2016	May 18, 2016	Apr. 29, 2016	Apr. 19, 2016	Apr. 01, 2016	Mar. 09, 2016	Feb. 09, 2016	May 05, 2015	Jan. 09, 2013	Oct. 19, 2012	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		105,898	300,000	475,000																	130,000	5,000	150,000																			1,680,898	905,000
Share Price (in Dollars per share)																	$ 1.37																									$ 1.44
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years	10 years	10 years																	10 years	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																																										0	0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																																										0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)																																										$ 1.17	$ 1.47
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)		$ 1.37	$ 1.50	$ 1.57																	$ 1.55
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares			150,000	237,500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)																						$ 1.35	$ 1.36																			$ 1.50	$ 1.71
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			150,000 vesting immediately and 150,000 performance contingent	237,500 vesting immediately and 237,500 at one year anniversary
Share-based Compensation (in Dollars)																																										$ 4,749,470	$ 5,999,750
Class of Warrant or Rights, Granted																																							1,330,627			4,479,974	2,049,504
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																							$ 2.61
Warrants, Fair Value of Warrants, Granted (in Dollars)																	$ 543,927
Fair Value Assumptions, Expected Volatility Rate																	105.22%
Fair Value Assumptions, Risk Free Interest Rate																	1.599%
Fair Value Assumptions, Expected Dividend Rate																	0.00%
Class of Warrant or Rights, Cancelled																																										819,077	0
Warrants at $1.95 [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted														567,866													35,000		152,513					84,980	100,327	100,000	25,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)														$ 1.95													$ 1.95		$ 1.95					$ 1.95	$ 1.95	$ 1.95	$ 1.95					$ 1.95
Warrant, Expriation Date																											Sep. 19, 2019		Aug. 30, 2019				Apr. 29, 2019	Apr. 19, 2019	Apr. 01, 2019	Mar. 09, 2019	Feb. 09, 2019
Warrants at $1.50 [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted	230,334				206,668	780,506	193,334	51,668	175,500	133,501	108,334	10,000	186,957		288,300	157,250	630,000	197,159	300,628	45,001			115,000	456,668	50,002	173,284												6,667
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.50				$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50		$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50			$ 1.50	$ 1.50	$ 1.50	$ 1.50												$ 1.50				$ 1.50
Warrant, Expriation Date	Dec. 29, 2020				Nov. 06, 2020	Nov. 03, 2020	Oct. 11, 2020	Sep. 18, 2020	Aug. 18, 2020	Jul. 13, 2020	Jun. 30, 2020	Jun. 20, 2020	May 17, 2020		Apr. 06, 2020	Mar. 31, 2020	Mar. 15, 2020	Mar. 10, 2020	Feb. 10, 2020				Dec. 22, 2019	Dec. 16, 2019	Nov. 23, 2019	Oct. 28, 2019												May 05, 2020
Class of Warrant or Rights, Cancelled						780,505
Warrants at $2.10 [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted																				38,572											38,572
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																				$ 2.10											$ 2.10
Warrant, Expriation Date																															Jun. 01, 2019
2012 Equity Incentive Plan [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services																																										1,825,000
Maximum [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																																										107.17%	122.82%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																																											2.04%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																																										10 years	10 years
Minimum [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																																										95.72%	109.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																																											1.08%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																																										5 years	5 years
Series D Preferred Stock [Member] | Warrants at $1.50 [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted					111,167	667,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 1.50	$ 1.50
Warrant, Expriation Date					May 03, 2021	May 03, 2021
Warrants Modified					667,000
Services Provided [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			50,000	200,000
Stock Issued During Period, Shares, Issued for Services																																											545,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years	10 years
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)			$ 1.45	$ 1.57
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares				50,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights				50,000 vesting immediately and 50,000 vesting each anniversary through November 8, 2020
Services Provided #2 [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			420,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)			$ 1.45
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares			120,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			120,000 vesting immediately; 50,000 vesting on two year anniversary and 250,000 performance contingent
Warrants Issued to Placement Agents [Member] | Warrants at $1.50 [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted																																	96,256	17,996	18,040	12,000	6,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50
Warrant, Expriation Date																																		Apr. 19, 2019	Apr. 01, 2019	Mar. 09, 2019	Feb. 09, 2019
Warrants Issued to Placement Agents [Member] | Maximum [Member] | Warrants at $1.50 [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Warrant, Expriation Date																																	Apr. 29, 2019
Warrants Issued to Placement Agents [Member] | Minimum [Member] | Warrants at $1.50 [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Warrant, Expriation Date																																	Oct. 23, 2018
Warrant [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation (in Dollars)																																										$ 0	$ 56,931
Officers, Directors and Key Consultants [Member] | 2012 Equity Incentive Plan [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																																										1,680,898	750,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																																											100,000
Stock Issued During Period, Shares, Issued for Services																																										2,009,750	723,545
Employee Stock Option [Member] | 2012 Equity Incentive Plan [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																								15,186,123
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award																																								the exercise price of an Incentive Stock Option should not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more stockholder and 100% of fair value for a grantee who is not 10% stockholder.
Common Stock, Capital Shares Reserved for Future Issuance																																								227,388
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																														65,000		685,000
Share Price (in Dollars per share)																																										$ 1.44
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in Dollars per share)																																$ 1.84
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																														10 years		10 years
Stock Issued During Period, Shares, Conversion of Convertible Securities																																									83,545
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																																									100,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																																									0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																																									122.82%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																																									1.08%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																																									5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)																																									$ 1.84
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)																														$ 1.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value (in Dollars)																																										$ 1,269,591	$ 2,801,948
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)																																										979,812	$ 310,817
Employee Stock Option [Member] | Maximum [Member] | 2012 Equity Incentive Plan [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																																								10 years
Employee Stock Option [Member] | Share-based Compensation Award, Tranche One [Member] | 2012 Equity Incentive Plan [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																														12,500
Employee Stock Option [Member] | Share-based Compensation Award, Tranche Two [Member] | 2012 Equity Incentive Plan [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																														37,500
Employee Stock Option [Member] | Share-based Compensation Award, Tranche Three [Member] | 2012 Equity Incentive Plan [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																														15,000
Restricted Stock Units (RSUs) [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																												1 year
Stock Issued During Period, Shares, Conversion of Convertible Securities																																											220,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																												180,000
Share-based Compensation (in Dollars)																																										$ 93,261	$ 213,174